Financial Risk Management - Summary of Debt-to-equity Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 24,035,197	₩ 24,249,073
Total equity	₩ 17,967,561	₩ 18,542,575	₩ 18,412,696	₩ 16,567,161
Debt-to-equity ratio	134.00%	131.00%